Retirement Plans (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) officer installment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Minimum age	21 years
Minimum service period	3 months
Maximum contribution of participants	96.00%
Matching contribution of Company	100.00%
Specified percentage of payment one	3.00%
Matching contribution of Company by payment two	50.00%
Specified percentage of payment two	2.00%
Requisite service period	3 years
Amount of matching contribution	$ 838,000	$ 733,000	$ 790,000
Discretionary contributions	0	0	0
Accrued benefit cost included in other liabilities	$ 849,000	796,000
Supplemental Executive Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Number of officers eligible to receive annual benefit | officer	2
Number of installments | installment	15
Amount of installment	$ 50,000
One time lump sum payment	600,000
Plan assets for unfunded plan	0
Defined benefit plan expected future benefit payments over ten years	$ 0
Period of no benefit payments	10 years
Executive Savings Plan | Director
Defined Benefit Plan Disclosure [Line Items]
Expensed related to retirement	$ 39,000	$ 118,000	$ 21,000